UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.4%

                                                          SHARES        VALUE
                                                        ---------   ------------
AEROSPACE & DEFENSE - 1.8%
   Moog, Cl A * .....................................      59,476   $  2,643,708
                                                                    ------------
APPAREL/TEXTILES - 1.7%
   Wolverine World Wide .............................      97,300      2,600,829
                                                                    ------------
BANKS - 11.0%
   Bancorpsouth .....................................     115,000      2,449,500
   Bankrate * .......................................      58,850      1,850,832
   Cullen Frost .....................................      46,400      2,447,136
   FirstMerit .......................................     121,800      2,397,024
   Hancock Holding ..................................      53,000      2,379,170
   Prosperity Bancshares ............................      84,600      2,715,660
   United Bankshares ................................      92,000      2,317,480
                                                                    ------------
                                                                      16,556,802
                                                                    ------------
BUSINESS SERVICES - 1.7%
   Watson Wyatt Worldwide, Cl A .....................      43,400      2,514,596
                                                                    ------------
CHEMICALS - 2.3%
   Arch Chemicals ...................................      26,200        841,020
   Rockwood Holdings * ..............................      67,392      2,571,005
                                                                    ------------
                                                                       3,412,025
                                                                    ------------
COAL MINING - 1.0%
   Foundation Coal Holdings .........................      25,600      1,520,640
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 3.0%
   Adtran ...........................................     100,900      2,256,124
   Comtech Telecommunications * .....................      47,350      2,326,306
                                                                    ------------
                                                                       4,582,430
                                                                    ------------
COMPUTER SOFTWARE - 3.2%
   Informatica * ....................................     144,300      2,336,217
   SYKES Enterprises * ..............................     139,300      2,460,038
                                                                    ------------
                                                                       4,796,255
                                                                    ------------

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
CONSUMER PRODUCTS - 4.5%
   Alberto-Culver, Cl B .............................      92,100   $  2,471,043
   Inter Parfums ....................................     129,435      1,938,936
   Matthews International, Cl A .....................      48,592      2,425,227
                                                                    ------------
                                                                       6,835,206
                                                                    ------------
DISTRIBUTION/WHOLESALE - 1.8%
   Watsco ...........................................      52,900      2,638,123
                                                                    ------------
DRUG RETAIL - 1.7%
   Longs Drug Stores ................................      56,100      2,622,675
                                                                    ------------
ELECTRONIC EQUIPMENT - 3.8%
   National Instruments .............................      84,000      2,860,200
   Varian * .........................................      56,200      2,776,280
                                                                    ------------
                                                                       5,636,480
                                                                    ------------
ELECTRONIC EQUIPMENTS & CONTROLS - 1.7%
   Woodward Governor ................................      55,263      2,486,835
                                                                    ------------
ENERGY EQUIPMENT & SERVICES - 4.9%
   Dril-Quip * ......................................      42,500      2,300,950
   Matrix Service * .................................     122,022      2,754,037
   T-3 Energy Services, Cl 3 * ......................      34,600      2,372,522
                                                                    ------------
                                                                       7,427,509
                                                                    ------------
FINANCIAL SERVICES - 2.8%
   National Financial Partners ......................      78,300      1,632,555
   Waddell & Reed Financial, Cl A ...................      75,900      2,535,060
                                                                    ------------
                                                                       4,167,615
                                                                    ------------
FOOD & BEVERAGE - 3.1%
   Hain Celestial Group * ...........................      95,094      2,485,757
   J&J Snack Foods ..................................      66,961      2,120,655
                                                                    ------------
                                                                       4,606,412
                                                                    ------------
GAS UTILITIES - 4.5%
   New Jersey Resources .............................     113,950      3,884,555

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
GAS UTILITIES - CONTINUED
   WGL Holdings .....................................      83,800   $  2,893,614
                                                                    ------------
                                                                       6,778,169
                                                                    ------------
HEALTHCARE - 1.6%
   HealthExtras * ...................................      80,600      2,418,806
                                                                    ------------
INDUSTRIAL - 1.5%
   Graco ............................................      60,700      2,199,161
                                                                    ------------
INSURANCE - 1.0%
   Tower Group ......................................      66,500      1,514,870
                                                                    ------------
MACHINERY - 1.6%
   Toro .............................................      74,400      2,421,720
                                                                    ------------
MATERIALS & PROCESSING - 3.1%
   Century Aluminum * ...............................      38,800      2,305,496
   GrafTech International * .........................     101,800      2,387,210
                                                                    ------------
                                                                       4,692,706
                                                                    ------------
MEDICAL PRODUCTS & SERVICES - 6.3%
   Amsurg, Cl A * ...................................      89,700      2,403,960
   Haemonetics * ....................................      42,035      2,440,552
   Owens & Minor ....................................      48,117      2,209,533
   PSS World Medical * ..............................     147,100      2,465,396
                                                                    ------------
                                                                       9,519,441
                                                                    ------------
OIL & GAS - 1.4%
   Arena Resources * ................................      49,800      2,037,318
                                                                    ------------
PACKAGING - 1.7%
   Silgan Holdings ..................................      48,000      2,535,360
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 7.4%
   EastGroup Properties .............................      62,700      2,909,280
   Entertainment Properties Trust ...................      52,000      2,789,280

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
   Healthcare Realty Trust ..........................      94,900   $  2,753,049
   National Retail Properties .......................     127,600      2,697,464
                                                                    ------------
                                                                      11,149,073
                                                                    ------------
RESTAURANTS - 3.2%
   Red Robin Gourmet Burgers * ......................      97,600      2,423,408
   Sonic * ..........................................     162,900      2,458,161
                                                                    ------------
                                                                       4,881,569
                                                                    ------------
RETAIL - 3.1%
   Fossil * .........................................      88,223      2,362,612
   Gymboree * .......................................      62,500      2,337,500
                                                                    ------------
                                                                       4,700,112
                                                                    ------------
SECURITIES BROKERAGE/DEALERS - 1.5%
   Investment Technology Group * ....................      77,400      2,301,876
                                                                    ------------
SEMICONDUCTORS - 4.8%
   Netlogic Microsystems * ..........................      71,700      2,295,117
   Semtech * ........................................     167,600      2,441,932
   Skyworks Solutions * .............................     263,800      2,495,548
                                                                    ------------
                                                                       7,232,597
                                                                    ------------
TRANSPORTATION - 2.7%
   Forward Air ......................................      77,146      2,822,772
   Old Dominion Freight Line * ......................      31,800      1,167,060
                                                                    ------------
                                                                       3,989,832
                                                                    ------------
   TOTAL COMMON STOCK
         (Cost $144,201,355) ........................                143,420,750
                                                                    ------------
SHORT-TERM INVESTMENTS - (A) 5.1%
   HighMark Treasury Money Market
      Fund, 1.220% ..................................   1,127,289      1,127,289
   HighMark U.S. Government Money Market
      Fund, 1.900% ..................................   1,127,289      1,127,289

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

SHORT-TERM INVESTMENTS - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
   Union Bank of California Money Market
      Fund, 1.210% ..................................   5,438,201   $  5,438,201
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
         (Cost $7,692,779) ..........................                  7,692,779
                                                                    ------------
TOTAL INVESTMENTS - 100.5%
         (Cost $151,894,134)+ .......................               $151,113,529
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $150,349,376.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

CL - CLASS

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $151,894,134, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,800,305 AND $(8,580,910), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMA-QH-001-0900

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008